TRADE AND OTHER RECEIVABLES - Trade receivables denominated in major currencies (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables - net	$ 1,059	$ 1,027
US Dollar
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables - net	506	465
Sterling
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables - net	39	37
Euro
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables - net	224	215
Other currencies
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables - net	$ 290	$ 310